Provisions	12 Months Ended
Dec. 31, 2025
Disclosure Of Provisions [Abstract]
Provisions
18.	Provisions
As of December 31, this caption includes the following:

In thousands of soles	Outstanding claims reserve (i)	Other provisions	Total
As of January 1, 2023	113	19,861	19,974
Annual provision	—	1,176	1,176
Paid during the year	(8)	(4,320)	(4,328)
Exchange difference	—	2,252	2,252

As of December 31, 2023	105	18,969	19,074

As of January 1, 2024	105	18,969	19,074
Annual provision	—	1,001	1,001
Paid during the year	(69)	(5,649)	(5,718)
Exchange difference	—	(2,111)	(2,111)

As of December 31, 2024	36	12,210	12,246

As of January 1, 2025	36	12,210	12,246
Annual provision	—	1,344	1,344
Paid during the year	—	(3,716)	(3,716)
Exchange difference	—	287	287

As of December 31, 2025	36	10,125	10,161

(i)	Outstanding claims reserve represents the Group’s outstanding third-party obligations and do not include amounts related to the Group’s customers that are part of the insurance premium program.
Outstanding claims reserve
These provisions include unsettled events based on the notices for claims received up to the consolidated financial statements date.
Other provisions
As of December 31, 2025, they include mainly the estimate of provision for present obligation from civil, labor and tax judicial processes amounting to S/ 2,722 thousand of Colombian subsidiaries, S/ 1,358 thousand for the Group’s Peruvian subsidiaries and S/ 6,045 thousand from Mexican subsidiaries.
As of December 31, 2024, these include mainly the estimate of provision for present obligation from civil, labor and tax judicial processes amounting to S/ 2,696 thousand of Colombian subsidiaries, S/ 1,795 thousand for the Group’s Peruvian subsidiaries and S/ 7,719 thousand from Mexican subsidiaries.
As of December 31, 2023, these include mainly the estimate of provision for present obligation from civil, labor and tax judicial processes amounting to S/ 3,357 thousand of Colombian subsidiaries, S/ 2,465 thousand for the Group’s Peruvian subsidiaries and S/ 13,147 thousand from Mexican subsidiaries.